STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Issued capital	Contributed Surplus	Deficit	Total
Equity balance, End of period at Jan. 31, 2019	$ 52,068,605	$ 17,199,780	$ (38,816,938)	$ 30,451,447
Number of shares outstanding, End of period at Jan. 31, 2019	14,871,404
Warrants exercised, Value	$ 1,575,565	0	0	1,575,565
Warrants exercised, Shares	1,575,565
Options exercised, Value	$ 320,000	0	0	320,000
Options exercised, Shares	320,000
Option based payments reclassified	$ 259,311	(259,311)	0	0
Option based payments	0	545,662	0	545,662
Net loss and comprehensive loss for the year	0	0	(1,061,028)	(1,061,028)
Equity balance, End of period at Jan. 31, 2020	$ 54,223,481	17,486,131	(39,877,966)	31,831,646
Number of shares outstanding, End of period at Jan. 31, 2020	16,766,969
Option based payments	$ 0	221,193	0	221,193
Net loss and comprehensive loss for the year	0	0	(643,227)	(643,227)
Equity balance, End of period at Jan. 31, 2021	$ 54,223,481	17,707,324	(40,521,193)	31,409,612
Number of shares outstanding, End of period at Jan. 31, 2021	16,766,969
Options exercised, Value	$ 150,000	0	0	150,000
Options exercised, Shares	50,000
Option based payments reclassified	$ 79,030	(79,030)	0	0
Option based payments	0	4,138,604	0	4,138,604
Net loss and comprehensive loss for the year	0	0	(34,405,463)	(34,405,463)
Equity balance, End of period at Jan. 31, 2022	$ 54,452,511	$ 21,766,898	$ (74,926,656)	$ 1,292,753
Number of shares outstanding, End of period at Jan. 31, 2022	16,816,969